Stated share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Schedule of shares authorized and issued

Figures in thousand	2024	2023	2022
Authorised number of shares	10,000,000	10,000,000	10,000,000

Reconciliation of issued number of shares:
Number of shares in issue at beginning of the year	2,830,567	2,830,370	2,808,406
Shares issued under Sibanye-Stillwater/SGL Share Plan	—	197	21,964
Number of shares in issue at end of the year	2,830,567	2,830,567	2,830,370